Related Party Transactions, Founder Shares (Detail) - USD ($)				4 Months Ended
	Jun. 09, 2020	Jun. 04, 2020	Mar. 02, 2020	Jun. 30, 2020	Jun. 09, 2020
Trading day threshold period					30 days
Gross proceeds from sale of private placement units				$ 4,990,000	$ 4,990,000
Class A Ordinary Shares [Member]
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Share price (in dollars per share)	10.00			10.00	10.00
Class B Ordinary Shares [Member]
Ordinary shares, par value (in dollars per share)	0.0001			0.0001	0.0001
Minimum [Member] | Class A Ordinary Shares [Member]
Share price (in dollars per share)	18.00			18.00	$ 18.00
Sponsor [Member] | Class A Ordinary Shares [Member]
Number of trading days					20 days
Trading day threshold period					30 days
Warrant exercisable price per share (in dollars per share)	11.50				$ 11.50
Share price (in dollars per share)	$ 10.00			$ 10.00	$ 10.00
Sponsor [Member] | Class B Ordinary Shares [Member]
Proceeds from issuance of common stock			$ 25,000
Shares issued (in shares)			3,593,750
Ordinary shares, par value (in dollars per share)			$ 0.0001
Number of shares held (in shares)	3,737,500	3,737,500
Number of shares subject to forfeiture (in shares)	487,500	487,500			487,500
Ownership interest, as converted percentage	20.00%	20.00%			20.00%
Period to not transfer, assign or sell Founder Shares		1 year
Sponsor [Member] | Minimum [Member] | Class A Ordinary Shares [Member]
Share price (in dollars per share)	$ 12.00				$ 12.00
Threshold period after initial Business Combination					150 days
Private Placement [Member] | Sponsor [Member]
Number of private placement units sold (in shares)				499,000
Warrant exercisable price per share (in dollars per share)				$ 10.00
Gross proceeds from sale of private placement units				$ 5,000,000